CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net change in the fair value of cash flow hedges, income tax expense (benefit)	$ (4)	$ 4	$ 7
Pensions plans, income tax (expense) benefit	$ 6	$ (2)	$ 19